Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Sep. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash	$ 5,482	$ 13,215	$ 6,729	$ 14,917	$ 27,431	$ 42,790
Cash and cash equivalents	5,482	13,215		14,917
Accounts receivable, net	205,939	141,302		99,337
Cost and estimated earnings in excess of billings	34,175	10,174		10,767
Inventories	138,036	111,553		96,432
Other current assets	21,762	17,172		13,181
Total current assets	405,394	293,416		234,634
Property, plant and equipment, net	1,276,227	950,601		831,778
Goodwill	567,836	419,270		127,038	179,120
Intangible assets, net	15,481	17,647		15,147
Other assets	51,798	48,843		39,197
Total assets	2,316,736	1,729,777		1,247,794	1,284,479
Current liabilities:
Current portion of debt	68,125	5,275		30,220
Current portion of acquisition-related liabilities	17,691	18,402		10,635
Accounts payable	113,226	78,854		72,104
Accrued expenses	90,880	101,496		57,251
Billings in excess of costs and estimated earnings	11,005	8,958		9,263
Total current liabilities	300,927	212,985		179,473
Long-term debt	1,148,068	1,059,642		658,767
Acquisition-related liabilities	33,320	42,736		23,756
Other noncurrent liabilities	114,575	93,691		77,480
Total liabilities	1,596,890	1,409,054		939,476
Redeemable noncontrolling interest		33,740		24,767
Total stockholders' equity/partners' interest	719,846	286,983		283,551
Total liabilities, redeemable noncontrolling interest and member's interest	2,316,736	1,729,777		1,247,794
Consolidation, Eliminations [Member]
Current assets:
Cash	(12,662)	(7,112)	(10,469)	(2,540)	(5,324)
Cash and cash equivalents	(12,662)	(7,112)
Accounts receivable, net	(344)	(1,233)		(1,452)
Intercompany receivables	(1,345,915)	(415,030)		(72,354)
Other current assets		(1,853)
Total current assets	(1,358,921)	(425,228)		(76,346)
Other assets	(963,928)	(1,256,418)		(314,108)
Total assets	(2,322,849)	(1,681,646)		(390,454)
Current liabilities:
Current portion of debt		(5,263)
Accounts payable	(344)	(1,233)		(1,452)
Accrued expenses	(12,662)	(8,965)		(2,540)
Intercompany payables	(1,345,915)	(415,030)		(72,354)
Total current liabilities	(1,358,921)	(430,491)		(76,346)
Long-term debt	(61,377)	(633,917)
Other noncurrent liabilities	(55,107)	(55,107)
Total liabilities	(1,475,405)	(1,119,515)		(76,346)
Redeemable noncontrolling interest		33,740		24,767
Redeemable members' interest		(34,543)		(23,450)
Total stockholders' equity/partners' interest	(847,444)	(561,328)		(315,425)
Total liabilities, redeemable noncontrolling interest and member's interest	(2,322,849)	(1,681,646)		(390,454)
Issuers [Member]
Current assets:
Cash	8,989	10,837	12,936	10,375
Cash and cash equivalents	8,989	10,837
Accounts receivable, net		1
Intercompany receivables	1,322,050	376,344		38,134
Other current assets	1,088	7,148		750
Total current assets	1,332,127	394,330		49,259
Property, plant and equipment, net	9,433	7,035		3,969
Other assets	881,923	1,153,204		296,494
Total assets	2,223,483	1,554,569		349,722
Current liabilities:
Current portion of debt	68,125	5,275		26,010
Current portion of acquisition-related liabilities		166		2,000
Accounts payable	7,436	3,655		5,455
Accrued expenses	30,998	37,101		12,041
Intercompany payables	67,671	162,728
Total current liabilities	174,230	208,925		45,506
Long-term debt	1,148,068	1,059,642		19,587
Acquisition-related liabilities				85
Other noncurrent liabilities	1,558	796		959
Total liabilities	1,323,856	1,269,363		66,137
Total stockholders' equity/partners' interest	899,627	285,206		283,585
Total liabilities, redeemable noncontrolling interest and member's interest	2,223,483	1,554,569		349,722
Non-Wholly Owned Guarantors [Member]
Current assets:
Cash		2	3	9	397	8
Cash and cash equivalents		2
Accounts receivable, net		6,629		4,587
Intercompany receivables		4,095		3,433
Inventories		8,696		10,402
Other current assets		464		444
Total current assets		19,886		18,875
Property, plant and equipment, net		302,524		301,908
Goodwill		23,124		23,124
Intangible assets, net		542		642
Other assets		25,233		17,973
Total assets		371,309		362,522
Current liabilities:
Current portion of debt		1,273		1,018
Accounts payable		6,845		9,387
Accrued expenses		10,178		9,185
Intercompany payables		4,052
Total current liabilities		22,348		19,590
Long-term debt		153,318		154,590
Other noncurrent liabilities		24,787		20,306
Total liabilities		200,453		194,486
Redeemable members' interest		34,543		23,450
Total stockholders' equity/partners' interest		136,313		144,586
Total liabilities, redeemable noncontrolling interest and member's interest		371,309		362,522
Wholly Owned Guarantors [Member]
Current assets:
Cash	1,025	697	1,013	3,442	30,981	33,997
Cash and cash equivalents	1,025	695
Accounts receivable, net	195,120	124,380		93,102
Intercompany receivables	14,869	30,539		30,787
Cost and estimated earnings in excess of billings	33,447	9,819		10,539
Inventories	132,734	98,188		85,372
Other current assets	19,319	9,638		11,715
Total current assets	396,514	273,259		234,957
Property, plant and equipment, net	1,240,126	610,717		518,935
Goodwill	519,759	340,969		102,942
Intangible assets, net	14,044	14,245		14,505
Other assets	132,532	125,462		37,535
Total assets	2,302,975	1,364,652		908,874
Current liabilities:
Current portion of debt		3,990		3,192
Current portion of acquisition-related liabilities	17,691	18,236		8,635
Accounts payable	102,571	65,018		57,142
Accrued expenses	70,386	59,477		37,342
Intercompany payables	1,274,510	245,416		71,556
Billings in excess of costs and estimated earnings	10,983	8,931		8,837
Total current liabilities	1,476,141	401,068		186,704
Long-term debt	61,377	480,599		484,590
Acquisition-related liabilities	33,320	42,736		23,671
Other noncurrent liabilities	110,856	65,479		56,215
Total liabilities	1,681,694	989,882		751,180
Total stockholders' equity/partners' interest	621,281	374,770		157,694
Total liabilities, redeemable noncontrolling interest and member's interest	2,302,975	1,364,652		908,874
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash		8,793		3,631	$ 680	$ 2,084
Accounts receivable, net				3,100
Cost and estimated earnings in excess of billings				228
Inventories				658
Other current assets				272
Total current assets				7,889
Property, plant and equipment, net				6,966
Goodwill				972
Other assets				1,303
Total assets				17,130
Current liabilities:
Accounts payable				1,572
Accrued expenses				1,223
Intercompany payables				798
Billings in excess of costs and estimated earnings				426
Total current liabilities				4,019
Total liabilities				4,019
Total stockholders' equity/partners' interest				13,111
Total liabilities, redeemable noncontrolling interest and member's interest				17,130
Non Guarantor [Member]
Current assets:
Cash	8,130	8,793	$ 3,246	$ 3,631
Cash and cash equivalents	8,130	8,793
Accounts receivable, net	11,163	11,525
Intercompany receivables	8,996	4,052
Cost and estimated earnings in excess of billings	728	355
Inventories	5,302	4,669
Other current assets	1,355	1,775
Total current assets	35,674	31,169
Property, plant and equipment, net	26,668	30,325
Goodwill	48,077	55,177
Intangible assets, net	1,437	2,860
Other assets	1,271	1,362
Total assets	113,127	120,893
Current liabilities:
Accounts payable	3,563	4,569
Accrued expenses	2,158	3,705
Intercompany payables	3,734	2,834
Billings in excess of costs and estimated earnings	22	27
Total current liabilities	9,477	11,135
Other noncurrent liabilities	57,268	57,736
Total liabilities	66,745	68,871
Total stockholders' equity/partners' interest	46,382	52,022
Total liabilities, redeemable noncontrolling interest and member's interest	$ 113,127	$ 120,893